Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 30, 2024	Apr. 01, 2023	Apr. 02, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

(a)	(b)	(c)	(d)	(e)	(f)	(h)
					Value of Initial Fixed $100 Investment Based on:	Net (Loss) Income ($ in 000’s)
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)	Total Shareholder Return ($)
2023	1,550,986	748,945	707,290	483,528	6.94	(103,287)
2022	2,569,729	1,041,674	842,299	427,688	20.89	(158,856)
2021	3,629,119	3,032,462	1,141,332	835,112	49.45	81,718

Named Executive Officers, Footnote	Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2023	Satish Malhotra	Dhritiman Saha and Jeffrey Miller
2022	Satish Malhotra	Dhritiman Saha and Jeffrey Miller
2021	Satish Malhotra	Dhritiman Saha and Jeffrey Miller

PEO Total Compensation Amount	$ 1,550,986	$ 2,569,729	$ 3,629,119
PEO Actually Paid Compensation Amount	$ 748,945	1,041,674	3,032,462
Adjustment To PEO Compensation, Footnote
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2021		2022		2023
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(999,988)	(279,993)	(1,356,249)	(329,998)	(667,113)	(216,182)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	733,991	205,517	215,370	52,404	107,330	45,155

Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(277,220)	(176,686)	(360,952)	(125,962)	(164,859)	(42,647)

Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(53,440)	(55,058)	(26,225)	(11,054)	(77,399)	(10,088)

TOTAL ADJUSTMENTS	(596,657)	(306,220)	(1,528,056)	(414,610)	(802,041)	(223,762)

Non-PEO NEO Average Total Compensation Amount	$ 707,290	842,299	1,141,332
Non-PEO NEO Average Compensation Actually Paid Amount	$ 483,528	427,688	835,112
Adjustment to Non-PEO NEO Compensation Footnote
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2021		2022		2023
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(999,988)	(279,993)	(1,356,249)	(329,998)	(667,113)	(216,182)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	733,991	205,517	215,370	52,404	107,330	45,155

Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(277,220)	(176,686)	(360,952)	(125,962)	(164,859)	(42,647)

Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(53,440)	(55,058)	(26,225)	(11,054)	(77,399)	(10,088)

TOTAL ADJUSTMENTS	(596,657)	(306,220)	(1,528,056)	(414,610)	(802,041)	(223,762)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 6.94	20.89	49.45
Net Income (Loss)	$ (103,287,000)	(158,856,000)	81,718,000
PEO Name	Satish Malhotra
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (802,041)	(1,528,056)	(596,657)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(667,113)	(1,356,249)	(999,988)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	107,330	215,370	733,991
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(164,859)	(360,952)	(277,220)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(77,399)	(26,225)	(53,440)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(223,762)	(414,610)	(306,220)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(216,182)	(329,998)	(279,993)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	45,155	52,404	205,517
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(42,647)	(125,962)	(176,686)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (10,088)	$ (11,054)	$ (55,058)